STOCKHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

6. STOCKHOLDERS’ DEFICIT

2024 Securities Purchase Agreements

In August 2024, the Company entered into securities purchase agreements with two shareholders under which it sold a total of 9,733 shares of common stock and received proceeds of approximately $11,000.

2024 At-the-Market Offering

On August 2, 2024, the Company entered into an agreement with H.C. Wainwright in connection with an At-the-Market offering agreement (the “2024 At-the-Market Offering”) to sell shares of its common stock (“Common Stock”), having an aggregate sales price of up to $4,450,000, from time to time, through an “at-the-market offering” program under which H.C. Wainwright will act as sales agent. The Company will pay Wainwright a commission rate equal to 3.0% of the aggregate gross proceeds from each sale of shares under the 2024 At-the-Market Offering. The Company will also reimburse H.C. Wainwright for certain specified expenses in connection with entering into the 2024 At-the-Market Offering.

There were no shares of Common Stock sold under the 2024 At-the-Market Offering as of September 30, 2024.

2024 Warrant Inducement Agreement

On July 31, 2024, the Company entered into a warrant inducement agreement (the “Warrant Inducement Agreement”) with a certain holder (the “Holder”) of (i) warrants to purchase 311,111 shares of Common Stock dated August 22, 2022 (the “August 2022 Warrants”) and (ii) warrants to purchase 1,400,000 shares of Common Stock dated January 26, 2024 (the “January 2024 Warrants”), pursuant to which the Holder agreed to exercise in cash the warrants held at a reduced exercise price of $1.25 per share (reduced from $4.13 per share for the August 2022 Warrants and $4.13 for the January 2024 Warrants).

As an inducement to such exercise, the Company agreed to issue to the Holder new Common Stock warrants (collectively, the “August 2024 Warrants”), to purchase up to 2,566,667 shares of Common Stock. The August 2024 Warrants were exercisable immediately after issuance and will expire 5 years from the initial exercise date.

The transaction, which closed on August 1, 2024, resulted in net proceeds of approximately $1,862,000. The Warrant Inducement Agreement was entered into to encourage the exercise of the August 2022 Warrants and January 2024 Warrants in order to obtain capital for operations. The $1,323,000 incremental value transferred for the modification to both the August 2022 Warrants and January 2024 Warrants as a result of the Warrant Inducement Amendment was accounted for as an equity issuance cost and recognized within additional paid in capital in the unaudited condensed consolidated balance sheets.

The Company evaluated the August 2024 Warrants and concluded that they met the criteria to be classified as equity within additional paid-in-capital.

The August 2024 Warrants are equity classified because they (1) are freestanding financial instruments that are legally detachable and separately exercisable from the common stock, (2) do not embody an obligation for the Company to repurchase its shares, (3) permit the holder to receive a fixed number of shares of common stock upon exercise, (4) are indexed to the Company’s common stock and (5) meet the equity classification criteria.

Under the terms of the Warrant Inducement Agreement, the Company was prohibited from selling shares under the 2024 At-the -Market Offering until September 30, 2024. It was also prohibited from selling shares under our 2023 equity line of credit for a period of six months from the effective date of the Form S-3, which was September 3, 2024.

2024 Private Placement Offering

On July 1, 2024, the Company entered into a securities purchase agreement with certain investors in a private placement (the “2024 Private Placement Offering”). Pursuant to the 2024 Private Placement Offering, the Company issued an aggregate of 1,248,529 shares of its common stock and accompanying warrants (the “July 2024 Warrants”) to purchase an equal number of shares of common stock at a price of $1.53 per share and accompanying warrant. The July 2024 Warrants have an exercise price of $2.25 per share and are exercisable until their expiration on the third anniversary of the issuance date. The gross proceeds to the Company from the 2024 Private Placement Offering were approximately $1,910,000, before deducting expenses of approximately $72,000 payable by the Company.

The Company evaluated the July 2024 Warrants and concluded that they met the criteria to be classified as equity within additional paid-in-capital.

The July 2024 Warrants are equity classified because they (1) are freestanding financial instruments that are legally detachable and separately exercisable from the common stock, (2) do not embody an obligation for the Company to repurchase its shares, (3) permit the holder to receive a fixed number of shares of common stock upon exercise, (4) are indexed to the Company’s common stock and (5) meet the equity classification criteria.

2024 Registered Direct Offering

On January 24, 2024, the Company entered into a securities purchase agreement (the “2024 Direct Offering Agreement”), with several investors relating to the issuance and sale of 1,371,000 shares of its common stock, par value $0.001 per share, and pre-funded warrants to purchase 200,000 shares of Common Stock (the “Pre-Funded Warrants”), in a registered direct offering, together with accompanying warrants to purchase 1,571,000 shares of Common Stock (the “Purchase Warrants”, and together with the Pre-Funded Warrants, the “Warrants”) in a concurrent private placement (the “Concurrent Private Offering” and together with the registered direct offering, the “2024 Direct Offering”).

Pursuant to the 2024 Direct Offering Agreement, the Company issued 1,368,600 shares of common stock to certain investors at an offering price of $3.50 per share, and 2,400 shares of common stock to its Chief Executive Officer, Nicole Sandford, at an offering price of $4.255 per share, which was the consolidated closing bid price of the Company’s common stock on The Nasdaq Capital Market on January 24, 2024 of $4.13 per share plus $0.125 per Purchase Warrant. The purchase price of each Pre-Funded Warrant is equal to the combined purchase price at which a share of Common Stock and the accompanying Purchase Warrant is sold in this 2024 Direct Offering, minus $0.0001. The gross proceeds to the Company from the 2024 Direct Offering were approximately $5,563,000, before deducting placement agent fees and other expenses of approximately $733,000 payable by the Company. The 2024 Direct Offering closed on January 26, 2024.

The Pre-Funded Warrants were exercisable at any time after the date of issuance and had an exercise price of $0.0001 per share. A holder of Pre-Funded Warrants could not exercise the warrant if the holder, together with its affiliates, would beneficially own more than 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to such exercise. A holder of Pre-Funded Warrants may increase or decrease this percentage to a percentage not in excess of 9.99% by providing at least 61 days’ prior notice to the Company. All of the Pre-Funded Warrants were exercised on February 6, 2024 for gross proceeds of $20.

The Purchase Warrants have an exercise price of $4.13 per share and were exercisable beginning six months after issuance. 1,400,000 of the Purchase Warrants were exercised on August 1, 2024 under the Warrant Inducement Agreement at a reduced price of $1.25 per share.

The Company engaged AGP to act as sole placement agent in the 2024 Direct Offering. The Company paid the placement agent a cash fee equal to 7.0% of the aggregate gross proceeds generated from the 2024 Direct Offering, except that, with respect to proceeds raised in this 2024 Direct Offering from certain designated persons, AGP’s cash fee is reduced to 3.5% of such proceeds, and to reimburse certain fees and expenses of the placement agent in connection with the 2024 Direct Offering. The Company also reimbursed the placement agent for its accountable offering-related legal expenses of $75,000 and a non-accountable expense allowance of $30,000. Costs related to the 2024 Direct Offering were recorded as an offset to additional paid-in capital on the Company’s balance sheet as of September 30, 2024.

The Company evaluated the Pre-Funded Warrants and the Purchase Warrants and concluded that they met the criteria to be classified as equity within additional paid-in-capital.

The Pre-Funded Warrants are equity classified because they (1) are freestanding financial instruments that are legally detachable and separately exercisable from the common stock, (2) are immediately exercisable, (3) do not embody an obligation for the Company to repurchase its shares, (4) permit the holder to receive a fixed number of shares of common stock upon exercise, (5) are indexed to the Company’s common stock and (6) meet the equity classification criteria.

The Purchase Warrants are equity classified because they (1) are freestanding financial instruments that are legally detachable and separately exercisable from the common stock, (2) do not embody an obligation for the Company to repurchase its shares, (3) permit the holder to receive a fixed number of shares of common stock upon exercise, (4) are indexed to the Company’s common stock and (5) meet the equity classification criteria.

Effective upon the closing of the 2024 Direct Offering, the Company also amended certain existing warrants (the “2022 Warrants”), see Note 7 in our Annual Report on Form 10-K for the fiscal year-ended December 31, 2023, to purchase up to an aggregate of 366,664 shares at an exercise price of $13.20 per share and a termination date of August 25, 2027, so that the amended 2022 Warrants have a reduced exercise price of $4.13 per share and a new termination date of January 26, 2029. The other terms of the amended 2022 Warrants remain unchanged. The Company performed an analysis of the fair value of the 2022 Warrants immediately before and after the modification and the increase in fair value of the 2022 Warrants of $490,000 was recorded as a change in fair value of warrant liabilities in the unaudited condensed statement of operations.

Approximately $106,000 of the costs related to the 2024 Direct Offering were allocated to the 2022 Warrants and were recorded as other expense in the unaudited condensed statement of operations.

2023 Registered Direct Offering

On July 20, 2023, the Company entered into a securities purchase agreement (the “2023 Direct Offering Agreement”), with several investors relating to the issuance and sale of 1,694,820 shares of its common stock, par value $0.001 per share (the “Direct Offering”).

Pursuant to the 2023 Direct Offering Agreement, the Company issued 1,650,473 shares of common stock to certain investors at an offering price of $2.75 per share, and 44,347 shares of common stock to its directors and executive officers at an offering price of $3.98 per share, which was the consolidated closing bid price of the Company’s common stock on The Nasdaq Capital Market on July 19, 2023. The aggregate gross proceeds to the Company from the Direct Offering were approximately $4,716,000, before deducting placement agent fees and other estimated expenses of $597,000 payable by the Company.

The Company engaged Alliance Global Partners to act as sole placement agent in the Direct Offering. The Company paid the placement agent a cash fee equal to 7.0% of the aggregate gross proceeds generated from the Direct Offering, except that, with respect to proceeds from the sale of 182,447 shares of common stock to certain investors, including directors and executive officers of the Company, the placement agent’s cash fee was 3.5%. The Company also reimbursed the placement agent for its accountable offering-related legal expenses of $75,000 and a non-accountable expense allowance of $30,000.

2023 At-the-Market Offering

On February 10, 2023, the Company entered into a Controlled Equity Offering Sales Agreement, (the “2023 At-the-Market Offering Agreement”), with Cantor Fitzgerald & Co., (“Cantor”), as agent, pursuant to which it may offer and sell, from time to time, through Cantor, shares of the Company’s common stock, par value $0.001 per share, having an aggregate offering price of up to $12,500,000, (the “Placement Shares”). The Placement Shares were issued and sold pursuant to the Company’s effective registration statement on Form S-3 (Registration Statement No. 333-252267), as previously filed with, and declared effective by, the SEC. The Company filed a prospectus supplement, dated February 10, 2023, with the SEC in connection with the offer and sale of the Placement Shares.

In connection with the Direct Offering on July 24, 2023, the Company delivered written notice to Cantor on July 19, 2023 that it was suspending the prospectus supplement, dated February 10, 2023, related to the Company’s common stock issuable under the 2023 At-the-Market Offering Agreement. The Company will not make any sales of common stock pursuant to the 2023 At-the-Market Offering Agreement unless and until a new prospectus supplement is filed with the SEC. The 2023 At-the-Market Offering Agreement was terminated in August 2024.

During the nine months ended September 30, 2024, the Company sold 0 Placement Shares and recorded no transaction related offering costs. Over the life of the 2023 At-the-Market Offering Agreement, the Company sold 35,552 shares of the Placement Shares for gross proceeds of approximately $211,000. The Company has recorded $134,000 as an offset to additional paid-in capital representing transaction-related offering costs of the Placement Shares since the inception of the 2023 At-the-Market Offering Agreement.

2023 Equity Line of Credit

On March 28, 2023, the Company entered into a purchase agreement (the “2023 Equity Line of Credit Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”) and a registration rights agreement (the “LPC Registration Rights Agreement”), pursuant to which the Company has the right, in its sole discretion, to sell to Lincoln Park shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), having an aggregate value of up to $10,000,000 (the “Purchase Shares”), subject to certain limitations and conditions set forth in the 2023 Equity Line of Credit Agreement. The Company will control the timing and amount of any sales of Purchase Shares to Lincoln Park pursuant to the 2023 Equity Line of Credit Agreement.

Under the 2023 Equity Line of Credit Agreement, on any business day after March 28, 2023 selected by the Company over the 36-month term of the 2023 Equity Line of Credit Agreement (each, a “Purchase Date”), the Company may direct Lincoln Park to purchase up to 6,667 shares of Common Stock on such Purchase Date (a “Regular Purchase”); provided, however, that (i) a Regular Purchase may be increased to up to 13,333 shares, if the closing sale price per share of the Common Stock on The Nasdaq Capital Market is not below $7.50 on the applicable Purchase Date; (ii) a Regular Purchase may be increased to up to 16,666 shares, if the closing sale price per share of the Common Stock on The Nasdaq Capital Market is not below $11.25 on the applicable Purchase Date; and (iii) a Regular Purchase may be increased to up to 20,000 shares, if the closing sale price per share of the Common Stock on The Nasdaq Capital Market is not below $15.00 on the applicable Purchase Date. In any case, Lincoln Park’s maximum obligation under any single Regular Purchase will not exceed $1,000,000. The above-referenced share amount limitations and closing sale price thresholds are subject to adjustment for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction as provided in the 2023 Equity Line of Credit Agreement. The purchase price per share for each such Regular Purchase will be equal to the lesser of:

1.	the lowest sale price for the Common Stock on The Nasdaq Capital Market on the date of sale; and

2.	the average of the three lowest closing sale prices for the Common Stock on The Nasdaq Capital Market during the 10 consecutive business days ending on the business day immediately preceding the purchase date.

The Company also has the right to direct Lincoln Park, on any business day on which the Company has properly submitted a Regular Purchase notice for the maximum amount the Company is then permitted to sell to Lincoln Park in such Regular Purchase, to purchase an additional amount of the Common Stock (an “Accelerated Purchase”) of additional shares based on criteria established in the 2023 Equity Line of Credit Agreement. An Accelerated Purchase, which is at the Company’s sole discretion, may be subject to additional requirements and discounts if certain conditions are met as defined in the 2023 Equity Line of Credit Agreement.

The issuance of the Purchase Shares had been previously registered pursuant to the Company’s effective shelf registration statement on Form S-3 (File No. 333-252267) (the “Old Registration Statement”), and the related base prospectus included in the Registration Statement, as supplemented by a prospectus supplement filed on March 28, 2023, that has expired. On April 22, 2024, the Company has filed a registration statement on Form S-3 (File No. 333-278867) (the “Registration Statement”), and the related base prospectus included in the Registration Statement, that was declared effective by the SEC on April 25, 2024.

The Company sold 472,312 shares of Common Stock under the 2023 Equity Line of Credit Agreement for gross proceeds of approximately $1,578,000 under the Old Registration Statement. In addition, 47,733 shares of Common Stock were issued to Lincoln Park as consideration for entering into the 2023 Equity Line of Credit Agreement.

During the three and nine months ended September 30, 2024, the Company sold 362,219 and 949,574 shares, respectively, under the 2023 Equity Line of Credit Agreement for gross proceeds of approximately $400,000 and $1,900,000, respectively. Over the life of the 2023 Equity Line of Credit Agreement through September 30, 2024, the Company sold 1,310,517 shares for gross proceeds of approximately $3,078,000. The Company incurred approximately $326,000 of costs related to the execution of the 2023 Equity Line of Credit Agreement, all of which are reflected in the unaudited condensed consolidated financial statements. Of the total costs incurred, approximately $258,000 was paid in common stock to Lincoln Park for a commitment fee and $30,000 was paid for Lincoln Park expenses. These transaction costs were included in other expense in the statement of operations for the year ended December 31, 2023. The Company incurred approximately $249,000 and $38,000 for legal fees during the nine months ended September 30, 2024 and 2023, respectively, and included the costs in general and administrative expenses on its statement of operations. Under the terms of the Warrant Inducement Agreement, we agreed not to sell shares under the 2023 Equity Line of Credit Agreement for six months from the effective date of the Form S-3, which was September 3, 2024. As of November 14, 2024, the remaining availability under the 2023 Equity Line of Credit Agreement was $1,700,000 of shares of Common Stock that can be sold to Lincoln Park under the 2023 Equity Line of Credit Agreement, subject to the terms of the 2023 Equity Line of Credit Agreement.

Warrants

The following table is a summary of the Company’s warrants outstanding and exercisable as of September 30, 2024.

			Exercise Price	Number of Warrants Outstanding and Common Stock Underlying Warrants
	Issuance Date	Expiration Date	per Share	September 30, 2024	December 31, 2023
Unmodified August 2022 Warrants(1)	August 25, 2022	August 25, 2027	$13.20	433,321	799,985
Modified August 2022 Warrants(1)	August 25, 2022	August 25, 2027	$4.13	55,553	-
January 2024 Purchase Warrants(2)	January 26, 2024	July 26, 2029	$4.13	171,000	-
July 2024 Purchase Warrants(2)	July 9, 2024	July 9, 2027	$2.25	1,248,527	-
August 2024 Purchase Warrants(2)	August 1, 2024	August 1, 2029	$1.36	2,566,667	-
				4,475,068	799,985

(1)	Liability classified
(2)	Equity classified

2010 Stock Incentive Plan

The Company’s employees, directors, and consultants were eligible to receive awards under the Vermillion, Inc. Second Amended and Restated 2010 Stock Incentive Plan (the “2010 Plan”), which was replaced by the 2019 Plan (as defined below) with respect to future equity grants. As of September 30, 2024, there were no shares of the Company’s common stock available for future grants under the 2010 Plan.

The following table summarizes stock option activity for the 2010 Plan during the nine months ended September 30, 2024.

Options outstanding at December 31, 2023	245,154
Options forfeited or expired	(199,794)
Options outstanding at September 30, 2024	45,360

The weighted average exercise price of outstanding options under the 2010 Plan as of September 30, 2024 was $28.11 and the weighted average remaining life was 1.21 years.

2019 Stock Incentive Plan

At the Company’s 2019 annual meeting of stockholders, the Company’s stockholders approved the Vermillion, Inc. 2019 Stock Incentive Plan, the name of which was subsequently changed to the Aspira Women’s Health Inc. 2019 Stock Incentive Plan (the “2019 Plan”). The purposes of the 2019 Plan are (i) to align the interests of the Company’s stockholders and recipients of awards under the 2019 Plan by increasing the proprietary interest of such recipients in the Company’s growth and success; (ii) to advance the interests of the Company by attracting and retaining non-employee directors, officers, other employees, consultants, independent contractors and agents; and (iii) to motivate such persons to act in the long-term best interests of the Company and its stockholders. The 2019 Plan allows the Company to grant stock options, stock appreciation rights, restricted stock, restricted stock units and performance awards to participants.

Subject to the terms and conditions of the 2019 Plan, the initial number of shares authorized for grants under the 2019 Plan is 699,485. On May 9, 2023, the Company’s stockholders approved an increase of 333,333 shares to the number of shares available for issuance under the 2019 Plan. On May 13, 2024, the Company’s stockholders approved an increase of 1,000,000 shares in the number of shares available for issuance under the 2019 Plan for a total of 2,032,818 shares. To the extent an equity award granted under the 2019 Plan expires or otherwise terminates without having been exercised or paid in full, or is settled in cash, the shares of common stock subject to such award will become available for future grant under the 2019 Plan. As of September 30, 2024, 794,090 shares of Aspira common stock were subject to outstanding stock options, and 153,750 shares of Aspira common stock were subject to unreleased restricted stock awards and a total of 642,865 shares of Aspira common stock were reserved for future issuance under the 2019 Plan.

The following table summarizes stock option activity for the 2019 Plan during the nine months ended September 30, 2024.

Options outstanding at December 31, 2023	514,768
Options granted	514,974
Options forfeited or expired	(235,652)
Options outstanding at September 30, 2024	794,090

The weighted average exercise price of outstanding options as of September 30, 2024, under the 2019 Plan was $7.15 and the weighted average remaining life was 8.40 years.

The following table summarizes RSU activity for the 2019 Plan during the nine months ended September 30, 2024.

RSUs outstanding at December 31, 2023	59,463
RSUs granted	273,951
RSUs vested and issued	(149,387)
RSUs forfeited or expired	(30,277)
RSUs vested and unissued at September 30, 2024	153,750

Stock-Based Compensation

During the nine months ended September 30, 2024, the Company granted option awards under the 2019 Plan with a weighted average grant date fair value of $1.62, and a weighted average exercise price of $2.68.

Assumptions included in the fair value per share calculations during the nine months ended September 30, 2024, were (i) expected terms of one to three years, (ii) one to three year treasury interest rates of 4.33% to 4.96% and (iii) market close prices ranging from $0.94 to $4.87. The Company recorded $13,000 in forfeitures for the nine months ended September 30, 2024.

The allocation of non-cash stock-based compensation expense by functional area for the three and nine months ended September 30, 2024 and 2023 was as follows.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in thousands)	2024	2023	2024	2023
Cost of revenue	$6	$7	$32	$26
Research and development	$46	$65	136	$224
Sales and marketing	$95	$(105)	139	$19
General and administrative	$232	$451	556	$1,033
Total	$379	$418	$863	$1,302

As of September 30, 2024, total unrecognized compensation cost related to unvested stock option awards was approximately $551,000, and the related weighted average period over which it is expected to be recognized was 1.95 years. As of September 30, 2024, there was $110,000 in unrecognized compensation costs related to restricted stock units, and the related weighted average period over which it is expected to be recognized is 0.75 years.

NOTE 7: COMMON STOCK

Additional Shares Authorized

On February 6, 2023, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to the Company’s Fourth Amended and Restated Certificate of Incorporation, as amended, to increase the authorized number of shares of the Company’s common stock from 150,000,000 shares to 200,000,000 shares.

2022 Public Offering

On August 22, 2022, the Company entered into an underwriting agreement (the “2022 Underwriting Agreement”) with William Blair & Company, L.L.C., as the sole underwriter (the “2022 Underwriter”). Pursuant to the 2022 Underwriting Agreement, the Company agreed to issue and sell, in an underwritten public offering (the “2022 Offering”), 800,000 shares of the Company’s common stock, par value $0.001 per share (“Common Stock”) and warrants to purchase up to 799,985 shares of Common Stock (the “Warrants”). Each share of Common Stock was sold together with one Warrant to purchase one share of Common Stock, at a price to the public of $11.25 per share and related Warrant.

The Warrants were issued pursuant to a common stock purchase warrant (the “Form of Warrant”). Each Warrant has an initial exercise price equal to $13.20 per share of Common Stock and are exercisable for five years from the date of issuance. The exercise price and the number of shares of Common Stock issuable upon exercise of the Warrants are subject to adjustment in the event of certain subdivisions and combinations, including by any stock split or reverse stock split, stock dividend, recapitalization or otherwise. The exercise of the Warrants may be limited in certain circumstances if, after giving effect to such exercise, the holder or any of its affiliates would beneficially own (as determined in accordance with the terms of the Warrants) more than 4.99% (or, at the election of the holder, 9.99%) of the outstanding Common Stock immediately after giving effect to the exercise. There is no established trading market available for the Warrants on any securities exchange or nationally recognized trading system.

The Company accounts for common stock warrants as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the warrants and applicable authoritative guidance in Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815-40, Contracts in Entity’s Own Equity (“ASC 815-40”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under ASC 815-40, including whether the warrants are indexed to the Company’s own stock and whether the events where holders of the warrants could potentially require net cash settlement are within the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. As further described in the Form of Warrant, if the Company consummates any merger, consolidation, sale or other reorganization event, including the sale of all or substantially all of the Company’s assets, in which its common stock is converted into or exchanged for securities, cash or other property (“Fundamental Transaction”), then the Company shall pay at the holder’s option, exercisable at any time commencing on the occurrence or the consummation of the Fundamental Transaction (or, if later, the date of public announcement) and continuing up to 30 days, an amount of cash equal to the value of the remaining unexercised portion of the Warrant as determined in accordance with the Black-Scholes option pricing model on the date of such Fundamental Transaction provided; however, that if the Fundamental Transaction is not within the Company’s control, including not approved by the Board of Directors, the holder of the Warrant shall only be entitled to receive the same type or form of consideration (and in the same proportion), at the Black Scholes Value of the unexercised portion of the Warrant, that is being offered and paid to the holder of the Common Stock of the Company in connection with the Fundamental Transaction. The Black-Scholes option pricing model, as defined in the Form of Warrant, includes as an input, the highest volume weighted average price (“VWAP”) for a period of one trading day preceding the consummation or announcement of a Fundamental Transaction up to 30 days after a Fundamental Transaction. The Company has determined that an adjustment based on this input is not limited to the effect that is attributable to the Fundamental Transaction and therefore causes the Warrants to fail the indexation guidance under ASC 815-40. As a result, the Company has determined that the Warrants must be recorded as derivative liabilities upon issuance and marked to market each reporting period in the Company’s consolidated statement of operations until their exercise or expiration.

The Company’s Warrants are classified as a long-term Warrant liability on the Company’s balance sheet. The fair values of the Warrants as of December 31, 2023 and December 31, 2022 were $1,651,000 and $2,280,000, respectively. The fair value of the Warrants was estimated using Black-Scholes pricing model based on the following assumptions:

	December 31, 2023	December 31, 2022
Dividend yield	-%	-%
Volatility	105.1%	96.8%
Risk-free interest rate	3.93%	3.99%
Expected lives (years)	3.64	4.64
Weighted average fair value	$2.064	$2.850

The fair value of the Warrants was deemed to be derivative instruments due to certain contingent put feature, was determined using the Black-Scholes option pricing model, deemed to be an appropriate model due to the terms of the Warrants issued, including a fixed term and exercise price.

The fair value of Warrants was affected by changes in inputs to the Black-Scholes option pricing model including the Company’s stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. This model uses Level 2 inputs, including stock price volatility, in the fair value hierarchy established by ASC 820 Fair Value Measurement.

The 2022 Offering resulted in net proceeds to the Company of approximately $7,675,000, after deducting underwriting discounts and offering expenses of $1,325,000. Offering costs were allocated between expense and equity based on the percentage of the Warrant fair value of $3,984,000 and the total gross proceeds of $9,000,000. $574,000 of offering costs were allocated to the Warrants and were expensed immediately and recorded as other income (expense) in the consolidated statement of operations for the year ended December 31, 2022, resulting in a net impact to the Company’s equity of $751,000.

2023 At the Market Offering

On February 10, 2023, the Company entered into a Controlled Equity Offering Sales Agreement (the “Cantor Sales Agreement”), with Cantor Fitzgerald & Co. (“Cantor”) as agent, pursuant to which it may offer and sell, from time to time, through Cantor, shares of the Company’s common stock, par value $0.001 per share, having an aggregate offering price of up to $12.5 million (the “Placement Shares”).

Under the Cantor Sales Agreement, Cantor may sell the Placement Shares by any method permitted by law and deemed to be an “at the market offering” as defined in Rule 415 promulgated under the Securities Act of 1933, as amended, or the Securities Act, including sales made directly on the Nasdaq Capital Market, on any other existing trading market for our common stock or to or through a market maker or in privately negotiated transactions. Cantor receives a Placement Fee of 3% for each completed sale of Placement Shares under the Cantor Sales Agreement.

The Company is not obligated to make any sales of the Placement Shares under the Cantor Sales Agreement. The offering of the Placement Shares pursuant to the Cantor Sales Agreement will terminate upon the earlier of (a) the sale of all of the Placement Shares subject to the Cantor Sales Agreement or (b) the termination of the Cantor Sales Agreement by Cantor or the Company, as permitted therein. As of December 31, 2023, and December 31, 2022, the Company had $0 and $150,000, respectively, of deferred transaction-related offering costs recorded in other assets in the Company’s consolidated balance sheet. $7,000 was recorded as an offset to additional paid-in-capital representing transaction-related offering costs related to the Cantor Sales Agreement. The remaining $143,000 was recorded as general and administrative expense on the Company’s consolidated financial statement of operations.

During the year ended December 31, 2023, the Company sold 35,552 shares of the Placement Shares, for gross proceeds of approximately $211,000. For the year ended December 31, 2023, the Company recorded $134,000 as an offset to additional paid-in capital representing transaction-related offering costs of the Placement Shares.

In connection with a follow-on equity offering on July 24, 2023, the Company delivered written notice to Cantor on July 19, 2023 that it was suspending the prospectus supplement, dated February 10, 2023, related to the Company’s common stock issuable under the Cantor Sales Agreement. The Company will not make any sales of common stock pursuant to the Cantor Sales Agreement unless and until a new prospectus supplement is filed with the SEC. The Cantor Sales Agreement remains in full force and effect during the suspension.

2023 Equity Line of Credit

On March 28, 2023, the Company entered into a purchase agreement (the “LPC Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”) and a registration rights agreement (the “LPC Registration Rights Agreement”), pursuant to which the Company has the right, in its sole discretion, to sell to Lincoln Park shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), having an aggregate value of up to $10,000,000 (the “Purchase Shares”), subject to certain limitations and conditions set forth in the LPC Purchase Agreement. The Company will control the timing and amount of any sales of Purchase Shares to Lincoln Park pursuant to the LPC Purchase Agreement.

Under the LPC Purchase Agreement, on any business day after March 28, 2023 selected by the Company over the 36-month term of the LPC Purchase Agreement (each, a “Purchase Date”), the Company may direct Lincoln Park to purchase up to 6,667 shares of Common Stock on such Purchase Date (a “Regular Purchase”); provided, however, that (i) a Regular Purchase may be increased to up to 13,333 shares, if the closing sale price per share of the Common Stock on The Nasdaq Capital Market is not below $7.50 on the applicable Purchase Date; (ii) a Regular Purchase may be increased to up to 16,666 shares, if the closing sale price per share of the Common Stock on The Nasdaq Capital Market is not below $11.25 on the applicable Purchase Date; and (iii) a Regular Purchase may be increased to up to 20,000 shares, if the closing sale price per share of the Common Stock on The Nasdaq Capital Market is not below $15.00 on the applicable Purchase Date. All terms of the LPC Purchase Agreement have been adjusted for the Reverse Stock Split. In any case, Lincoln Park’s maximum obligation under any single Regular Purchase will not exceed $1,000,000. The above-referenced share amount limitations and closing sale price thresholds are subject to adjustment for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction as provided in the LPC Purchase Agreement. The purchase price per share for each such Regular Purchase will be equal to the lesser of:

1.	the lowest sale price for the Common Stock on The Nasdaq Capital Market on the date of sale; and

2.	the average of the three lowest closing sale prices for the Common Stock on The Nasdaq Capital Market during the 10 consecutive business days ending on the business day immediately preceding the purchase date.

The Company also has the right to direct Lincoln Park, on any business day on which the Company has properly submitted a Regular Purchase notice for the maximum amount the Company is then permitted to sell to Lincoln Park in such Regular Purchase, to purchase an additional amount of the Common Stock (an “Accelerated Purchase”) of additional shares based on criteria established in the LPC Purchase Agreement. An Accelerated Purchase, which is at the Company’s sole discretion, may be subject to additional requirements and discounts if certain conditions are met as defined in the LPC Purchase Agreement.

During the year ended December 31, 2023, the Company sold 360,943 shares under the LPC Purchase Agreement for gross proceeds of approximately $1,177,000. The Company incurred approximately $329,000 of costs related to the execution of the LPC Purchase Agreement, all of which are reflected in the Company’s consolidated financial statements. Of the total costs incurred, approximately $258,000 was paid in common stock to Lincoln Park for a commitment fee and $30,000 was paid for Lincoln Park expenses. These transaction costs were included in other expense in the Company’s statement of operations. Approximately $41,000 was incurred for legal fees during the year ended December 31, 2023 and were included in general and administrative expenses on the Company’s statement of operations.

2023 Registered Direct Offering

On July 20, 2023, the Company entered into a securities purchase agreement (the “2023 Direct Offering Agreement”), with several investors relating to the issuance and sale of 1,694,820 shares of its common stock, par value $0.001 per share (the “2023 Direct Offering”).

Pursuant to the 2023 Direct Offering Agreement, the Company issued 1,650,473 shares of common stock to certain investors at an offering price of $2.75 per share, and 44,347 shares of common stock to its directors and executive officers at an offering price of $3.98 per share, which was the consolidated closing bid price of the Company’s common stock on The Nasdaq Capital Market on July 19, 2023. The aggregate gross proceeds to the Company from the 2023 Direct Offering were approximately $4.7 million, before deducting placement agent fees and other estimated expenses of $597,000 payable by the Company.

The Company engaged Alliance Global Partners (“AGP”) to act as sole placement agent in the 2023 Direct Offering. The Company paid the placement agent a cash fee equal to 7.0% of the aggregate gross proceeds generated from the 2023 Direct Offering, except that, with respect to proceeds from the sale of 182,447 shares of common stock to certain investors, including directors and executive officers of the Company, the placement agent’s cash fee was 3.5%. The Company also reimbursed the placement agent for its accountable offering-related legal expenses of $75,000 and a non-accountable expense allowance of $30,000.

Warrants

Warrants outstanding as of December 31, 2023 and 2022 were as follows:

		Exercise Price	Number of Shares Outstanding under Warrant
Issuance Date	Expiration Date	per Share	December 31, 2023	December 31, 2022
August 25, 2022	August 25, 2027	$13.20	799,985	799,985
			799,985	799,985

As discussed in Note 12, effective upon the closing of a follow-on equity offering, the Company also amended certain of the existing warrants to purchase up to an aggregate of 366,664 shares at an exercise price of $13.20 per share and a termination date of August 25, 2027, so that the amended warrants will have a reduced exercise price of $4.13 per share and a new termination date of January 26, 2029. The other terms of the amended warrants will remain unchanged.